Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Real Return Fund

(the “Fund”)

(a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated May 20, 2020

to the Summary Prospectuses and Prospectuses

dated March 1, 2020, as supplemented

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses:

The second paragraph of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of each Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund may invest. As part of its principal investment strategy, the Fund will invest substantially in swaps in which the Fund receives inflation-linked payments that provide inflation protection. In addition, the Fund may also use swaps, including interest rate swaps, and futures for hedging and non-hedging purposes.

The first paragraph of the “Derivatives Risk” factor in the “Risk/Return Summary — The Fund’s Main Investment Risks” section of each Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Derivatives Risk. Derivatives, including swaps and futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Certain derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Tax Aware Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Real Return Fund

(the “Fund”)

(a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated May 20, 2020

to the Summary Prospectuses and Prospectuses

dated March 1, 2020, as supplemented

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses:

The second paragraph of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of each Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund may invest. As part of its principal investment strategy, the Fund will invest substantially in swaps in which the Fund receives inflation-linked payments that provide inflation protection. In addition, the Fund may also use swaps, including interest rate swaps, and futures for hedging and non-hedging purposes.

The first paragraph of the “Derivatives Risk” factor in the “Risk/Return Summary — The Fund’s Main Investment Risks” section of each Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Derivatives Risk. Derivatives, including swaps and futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Certain derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE